RECLASSIFICATIONS (Tables)	3 Months Ended
Mar. 31, 2021
RECLASSIFICATIONS
Schedule of reclassifications

	Three months ended March 31, 2020
	As Reported	Revised
Capitated Revenue	$29,124,807	$25,041,525
Selling, General and Administrative Expenses	$9,607,533	$5,524,251